SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash on hand and cash at bank
Total cash balances held at financial institutions	$ 103,072	$ 418,941
Total cash balances	103,072	418,941
Deposits at the PRC financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	79,495	389,610
Deposits at the PRC financial Institutions | Chinese Renminbi
Cash on hand and cash at bank
Total cash balances held at financial institutions	78,133	381,890
Deposits at the PRC financial Institutions | United States Dollars
Cash on hand and cash at bank
Total cash balances held at financial institutions	467	7,232
Deposits at the PRC financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	893	127
Deposits at the PRC financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	2	361
Deposits At The UK Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	10,451	17,795
Deposits At The UK Financial Institutions | Chinese Renminbi
Cash on hand and cash at bank
Total cash balances held at financial institutions	156	161
Deposits At The UK Financial Institutions | United States Dollars
Cash on hand and cash at bank
Total cash balances held at financial institutions	302	794
Deposits At The UK Financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	9,270	11,871
Deposits At The UK Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	723	4,969
Deposits At The Netherlands Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	3,609	5,104
Deposits At The Netherlands Financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	45	11
Deposits At The Netherlands Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	3,519	5,035
Deposits At The Netherlands Financial Institutions | Other Currency
Cash on hand and cash at bank
Total cash balances held at financial institutions	45	58
Deposits At The German Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	1,116	2,149
Deposits At The German Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	1,116	2,149
Deposits At Financial Institutions In Other Jurisdictions
Cash on hand and cash at bank
Total cash balances held at financial institutions	$ 8,401	$ 4,283